Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Changes in Operating Assets and Liabilities
(a)	Changes in operating assets and liabilities for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Trade accounts and notes receivable	￦	531,848	(982,726)	1,353,908
Other receivables		(96,141)	32,827	(192,707)
Inventories		(195,309)	1,312,800	914,744
Other current assets		(230,084)	265,296	(124,125)
Other non-current assets		42,767	(214,331)	(11,645)
Trade accounts and notes payable		141,925	(118,796)	(376,277)
Other payables		611,932	(301,561)	56,936
Other current liabilities		(213,738)	15,213	(1,020,242)
Provisions		(295,624)	(318,955)	(213,235)
Usable and profitable donation assets		—	—	101,557
Payments of severance benefits		(300,353)	(263,548)	(336,189)
Plan assets		(59,461)	(45,535)	27,413
Other non-current liabilities		(306,251)	(468,213)	81,703

	￦	(368,489)	(1,087,529)	261,841

Changes in Liabilities Arising from Financial Activities
(b)	Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024 were as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	6,833,120	17,472,542	4,371	823,482	(191,497)
Changes from financing cash flows		(2,524,077)	3,356,103	(825,495)	(222,829)	102,707
Effect of changes in foreign exchange rates		650,237	(139,863)	—	38,909	—
Changes in fair values		—	305,562	—	—	(41,201)

Other changes:
Decrease in retained earnings		—	—	720,770	—	—
Decrease in non-controlling interests		—	—	103,615	—	—
Interest expenses		—	16,755	—	41,109	—
Increase in right of use assets		—	—	—	243,649	—

Ending	￦	4,959,280	21,011,099	3,261	924,320	(129,991)

2)	For the year ended December 31, 2024

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	4,959,280	21,011,099	3,261	924,320	(129,991)
Changes from financing cash flows		(217,759)	(1,633,370)	(844,195)	(195,367)	181,397
Effect of changes in foreign exchange rates		991,570	1,102,079	991	(3,696)	—
Changes in fair values		—	(239,120)	—	—	(833,973)
Loss on bond redemption		—	7,063	—	—	—

Other changes:
Decrease in retained earnings		—	—	758,124	—	—
Decrease in non-controlling interest s		—	—	86,001	—	—
Interest expenses		—	16,525	—	48,625	—
Increase in right of use assets		—	—	—	132,219	—

Ending	￦	5,733,091	20,264,276	4,182	906,101	(782,567)

Disclosure of material non cash transactions explanatory
(c)	Material non-cash transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:

(in millions of Won)	2022		2023	2024
Transfer of construction-in-progress to property, plant and equipment and intangible assets	￦	2,341,113	3,782,059	7,193,949
Changes in accounts payable related to acquisition of property, plant and equipment and intangible assets		(172,550)	(113,447)	(181,188)
Retirement of treasury shares		567,473	—	431,107

	￦	2,736,036	3,668,612	7,443,868